Payments, by Project - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Prod. Entitlements	Infrastructure	Comm. Social Resp.	Total Payments
Total		$ 400,950	$ 211,130	$ 12,200	$ 3,670	$ 2,030	$ 8,340	$ 638,320
Cerro Vanguardia [Member]
Total	[1]	11,260	32,460	2,010			3,650	49,390
La Colosa [Member]
Total	[1]	31,350						31,350
Quebradona [Member]
Total	[1]	820					140	960
AGA Mineração [Member]
Total	[1]	2,870	7,720	90				10,680
Serra Grande [Member]
Total	[1]	2,240	2,570					4,810
Tropicana and Sunrise Dam [Member]
Total	[1]	(35,260)	27,680	1,600				(5,980)
Nevada [Member]
Total	[1]	3,330		2,410				5,740
Iduapriem [Member]
Total	[1]	56,390	25,090	900	3,670			86,050
Obuasi [Member]
Total	[1]	350	20,010	740			450	21,550
Siguiri [Member]
Total	[1]		30,060			1,950	820	32,830
Geita [Member]
Total	[1]	81,740	65,530	4,450		80	3,280	155,090
Government of Argentina, Argentinian Tax Authority (AFIP - Administración Federal de Ingresos Públicos) [Member] | Cerro Vanguardia [Member]
Total	[1]	11,260						11,260
Government of Argentina, Santa Cruz Province - Secretariat of Mining of Santa Cruz [Member] | Cerro Vanguardia [Member]
Total	[1]		10,040					10,040
Government of Argentina, Fomicruz - Fomento Minero de Santa Cruz S.E. (state company; minority shareholder in CVSA) [Member] | Cerro Vanguardia [Member]
Total	[1]		22,420	50				22,470
Government of Argentina, Santa Cruz Province - Fondo Fiduciario UniRSE [Member] | Cerro Vanguardia [Member]
Total	[1]						3,010	3,010
Government of Argentina, Puerto San Julian Municipality - Development Agency [Member] | Cerro Vanguardia [Member]
Total	[1]						650	650
Government of Argentina, Santa Cruz Province - Agricultural Council of Santa Cruz [Member] | Cerro Vanguardia [Member]
Total	[1]			1,970				1,970
Government of Colombia, Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member] | La Colosa [Member]
Total	[1]	31,350						31,350
Government of Colombia, Colombian Tax Authority (DIAN - Dirección de Impuestos y Aduanas Nacionales) [Member] | Quebradona [Member]
Total	[1]	460						460
Government of Colombia, Jericó Municipality - Mayor’s Office of Jericó (Alcaldía Municipal de Jericó) [Member] | Quebradona [Member]
Total	[1]	190						190
Government of Colombia, Jericó Municipality - Cultural, Infrastructure, Education & Agriculture Secretaries [Member] | Quebradona [Member]
Total	[1]						140	140
Government of Colombia, Antioquia Department - Finance Ministry of Antioquia [Member] | Quebradona [Member]
Total	[1]	160						160
Government of Brazil, Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member] | AGA Mineração [Member]
Total	[1]	2,290						2,290
Government of Brazil, Brazilian Federal Revenue Service (RFB - Receita Federal do Brasil) [Member] | Serra Grande [Member]
Total	[1]	1,510						1,510
Government of Brazil, Municipal Government of Nova Lima [Member] | AGA Mineração [Member]
Total	[1]	100		70				180
Government of Brazil, Municipal Government of Nova Lima [Member] | Serra Grande [Member]
Total	[1]	730						730
Government of Brazil, Municipal Government of Sabará [Member] | AGA Mineração [Member]
Total	[1]	480		20				500
Government of Brazil, National Mining Agency [Member] | AGA Mineração [Member]
Total	[1]		7,720					7,720
Government of Brazil, National Mining Agency [Member] | Serra Grande [Member]
Total	[1]		2,570					2,570
Government of Australia, State Government of Western Australia - Department of Energy, Mines, Industry Regulation and Safety [Member] | Tropicana and Sunrise Dam [Member]
Total	[1]		27,680	1,400				29,080
Government of Australia, Australian Taxation Office [Member] | Tropicana and Sunrise Dam [Member]
Total	[1]	(35,260)		80				(35,180)
Government of Australia, State Government of Western Australia - Department of Water and Environment Regulation [Member] | Tropicana and Sunrise Dam [Member]
Total	[1]			110				110
US Federal Government, Bureau of Land Management [Member] | Nevada [Member]
Total	[1]			2,410				2,410
Government of Canada, Receiver General of Canada [Member] | Nevada [Member]
Total	[1]	3,330						3,330
Government of Ghana, Ghana Revenue Authority (GRA) [Member] | Iduapriem [Member]
Total	[1]	56,390	25,090		$ 3,670			85,150
Government of Ghana, Ghana Revenue Authority (GRA) [Member] | Obuasi [Member]
Total	[1]		20,010					20,010
Government of Ghana, Tarkwa Nsuaem Municipal Assembly [Member] | Iduapriem [Member]
Total	[1]			230				230
Government of Ghana, Minerals Commission of Ghana [Member] | Iduapriem [Member]
Total	[1]			660				660
Government of Ghana, Minerals Commission of Ghana [Member] | Obuasi [Member]
Total	[1]			740				740
Government of Ghana, Obuasi East Municipal Assembly [Member] | Obuasi [Member]
Total	[1]	350						350
Government of Ghana, Ministry of Lands and Natural Resources [Member] | Obuasi [Member]
Total	[1]						450	450
Government of Guinea, Rural Municipality of Kintinian [Member] | Siguiri [Member]
Total	[1]					330	590	920
Government of Guinea, Urban Municipality of Siguiri [Member] | Siguiri [Member]
Total	[1]					350	160	500
Government of Guinea, Guinean Customs Authority (DGD - Direction Générale des Douanes) [Member] | Siguiri [Member]
Total	[1]		27,690					27,690
Government of Guinea, Boukaria District [Member] | Siguiri [Member]
Total	[1]					250	40	280
Government of Guinea, Fatoya District [Member] | Siguiri [Member]
Total	[1]					530	20	550
Government of Guinea, Balato District [Member] | Siguiri [Member]
Total	[1]					490	20	510
Government of Guinea, Local Development Fund (FODEL - Fonds de Développement Economique Local) [Member] | Siguiri [Member]
Total	[1]		2,370					2,370
Government of the United Republic of Tanzania, Geita District and Town Councils [Member] | Geita [Member]
Total	[1]	2,810				$ 80	$ 3,280	6,170
Government of the United Republic of Tanzania, Inspector General of Police [Member] | Geita [Member]
Total	[1]			1,420				1,420
Government of the United Republic of Tanzania, Lake Victoria Basin Water Board [Member] | Geita [Member]
Total	[1]			250				250
Government of the United Republic of Tanzania, Ministry of Minerals [Member] | Geita [Member]
Total	[1]		$ 65,530	2,080				67,610
Government of the United Republic of Tanzania, Tanzania Electric Supply Company Limited (TANESCO) [Member] | Geita [Member]
Total	[1]			200				200
Government of the United Republic of Tanzania, Tanzania Forest Services (TFS) [Member] | Geita [Member]
Total	[1]			$ 490				490
Government of the United Republic of Tanzania, Tanzania Revenue Authority (TRA) [Member] | Geita [Member]
Total	[1]	$ 78,940						$ 78,940

[1]	When payments were made in Argentine Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was ARS 293.67 : USD 1.00.
When payments were made in Colombian Pesos, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was COP 4,329.00 : USD 1.00.
When payments were made in Brazilian Reais, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was BRL 5.00 : USD 1.00.
When payments were made in Canadian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was CAD 1.35 : USD 1.00.
When payments were made in Australian Dollar, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was AUD 1.51 : USD 1.00.
When payments were made in South African Rand, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from
1 January 2023 to 31 December 2023 was ZAR 18.45 : USD 1.00.
When payments were made in Guinean Francs, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was GNF 8,510.89 : USD 1.00.
When payments were made in Ghanaian Cedis, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was GHS 11.48 : USD 1.00.
When payments were made in Tanzanian Shilling, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was TZS 2,417.44 : USD 1.00.
When payments were made in British Pound, they were converted into U.S. Dollar using the weighted average of the exchange rates during the reporting period. The weighted average of the exchange rates for the period from 1
January 2023 to 31 December 2023 was GBP 0.80 : USD 1.00.